EQUITY (Common Stock) (Details) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2014	Mar. 31, 2015	Jul. 31, 2014	Dec. 31, 2011
Class of Stock [Line Items]
Preferred stock, shares issued	0	0		0
Proceeds from issuance of convertible preferred stock, net of issuance costs		$ 2,540,975
Placement Agents [Member]
Class of Stock [Line Items]
Stock issuance costs			81,000
Common Stock [Member]
Class of Stock [Line Items]
Number of shares callable from warrants					66,574	23,549,510
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued			948,823
Equity issuance, price per share			$ 2.125
Proceeds from issuance of convertible preferred stock, net of issuance costs			1,597,860
Stock issuance costs			$ 418,390
Series B Preferred Stock [Member] | Placement Agents [Member]
Class of Stock [Line Items]
Number of shares callable from warrants			38,259
Exercise price of warrants			$ 2.125
Term of warrants			5 years
Series B Preferred Stock [Member] | Two Executive Officer [Member]
Class of Stock [Line Items]
Number of shares callable from warrants			105,881
Warrants Issued to Executive Officers [Member]
Class of Stock [Line Items]
Exercise price of warrants			$ 2.125
Warrants Issued to Executive Officers [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares callable from warrants					309,967